Note 3. Fair Value Measurements (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Unrealized loss on securities held	$ 308,444	$ 149,306
Realized gain on sale of securities	$ 20,433